Investments - Summary of Associate Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Share of profits of associates	$ 33	$ 31	$ 18
Associates [member]
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance	58	23
Share of profits of associates	28	35
Ending balance	$ 86	$ 58	$ 23